6.Commitments and Concentrations:	3 Months Ended
Aug. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Concentrations:

The Company reimburses its Chief Executive Officer (CEO) for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in PRC for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

Office Lease — During the three months ended August 31, 2010 the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at August 31, 2011.

2012	$63,109
2013	$21,175

Concentrations — During the years ended May 31, 2011 and 2010; all of the Company’s revenue was derived from its operations in PRC.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.